Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Long-Term Debt [Abstract]
Long-Term Debt

	June 30, 2017	December 31, 2016
Term Loan B	200,900	201,925
Less deferred finance costs, net	(2,856)	(3,342)
Total long term debt	198,044	198,583
Less unamortized discount	(1,203)	(1,407)
Less current portion, net of deferred finance cost	(668)	(661)
Total long term debt, net of current portion and net of deferred finance costs	$196,173	$196,515

Long-Term Debt Obligations

June 30, 2017
Long-Term Debt Obligations:
Year
June 30, 2018	$2,050
June 30, 2019	2,050
June 30, 2020	196,800
Total	$200,900